OPERATING LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Operating Leases
OPERATING LEASES

NOTE 7 - OPERATING LEASES

As of September 30, 2022, the Company has twenty one separate operating lease agreements for three office spaces, one warehouse and seventeen stores in PRC with remaining lease terms of from 2 months to 55 months.

Two of these leases described above were entered with related parties. The operating lease entered with Ms. Qingmei Lin, a related party, is for the premises in Dongguan City, PRC. The agreement covers the period from January 1, 2019 to April 30, 2027 with the monthly rent expense of RMB10,000 (approximately $1,517). The operating lease agreement entered with Mr. Hongwei Ye, another related party, is for the premises in Dongguan City, PRC. The agreement covers the period from September 27, 2020 to September 30, 2023 with the monthly rent expense of RMB960 (approximately $146).

The Company terminated an operating lease agreement with a subsidiary of Shenzhen DaXingHuaShang Industry Development Ltd., a related party, for the premises in Shenzhen City, PRC on February 28, 2021. The monthly rent expense for this lease was RMB30,000 (approximately $4,552).

The components of lease expense and supplemental cash flow information related to leases for the nine months ended September 30, 2022 and 2021 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s unaudited condensed consolidated statements of operations)	For the nine months ended September 30,
	2022	2021

Related parties	$16,132	$27,944
Non-related parties	109,050	79,471
Total	$125,182	$107,415

Other information for the nine months ended	September 30, 2022	September 30, 2021
Cash paid for amounts included in the measurement of lease obligations	$110,768	$101,203
Weighted average remaining lease term (in years)	3.31	3.92
Weighted average discount rate	3.23%	3.23%

Maturities of the Company’s lease obligations as of September 30, 2022 are as follows:

Year ending December 31,
2022 (remaining)	$46,458
2023	130,694
2024	102,573
2025	92,635
2026	41,462
Thereafter	5,621
Total lease payment	419,443
Less: Imputed interest	(24,278)
Operating lease obligations	$395,165

NOTE 10 – OPERATING LEASES

As of December 31, 2021, the Company has seventeen separate operating lease agreements for three office spaces, one warehouse and thirteen stores in PRC with remaining lease terms of from 9 months to 64 months.

Two of the leases described above were entered with related parties. The operating lease entered with Ms. Qingmei Lin, a related party, is for the premises in Dongguan City, PRC. The agreement covers the period from January 1, 2019 to April 30, 2027 with the monthly rent expense of RMB10,000 (approximately $1,450). The operating lease agreement entered with Mr. Hongwei Ye, another related party, is for the premises in Dongguan City, PRC. The agreement covers the period from September 27, 2020 to September 30, 2023 with the monthly rent expense of RMB960 (approximately $139).

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2021 and 2020 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s consolidated statements of operations) for the years ended	December 31, 2021	December 31, 2020

Related parties	$32,677	$100,302
Non-related parties	118,315	15,197

Other information for the years ended	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease obligations	$151,586	$57,115
Weighted average remaining lease term (in years)	3.82	3.48
Weighted average discount rate	3.23%	3.23%

Maturities of the Company’s lease obligations as of December 31, 2021 are as follows:

Year ending December 31,
2022	$163,885
2023	118,279
2024	87,001
2025	82,482
2026	46,426
Thereafter	6,294
Total lease payment	504,367
Less: Imputed interest	(29,570)
Operating lease obligations	$474,797

Lease expenses were $150,992 and $115,499 for the years ended December 31, 2021 and 2020, respectively.